May 16, 2019

VIA EDGAR

Filing Room
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	StrongVest ETF Trust, File Nos: 333-214020 and 811-23196

On behalf of StrongVest ETF Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus contained in Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A, filed on April 30, 2019 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 30, 2019, accession number 0001398344-19-007353.

If you have any questions, please do not hesitate to contact Bibb L. Strench at (202) 973-2727.

Very truly yours,

/s/Bibb L. Strench
Partner
Thompson Hine LLP